Vessels, net	12 Months Ended
Dec. 31, 2015
Vessels [Member]
Vessels
6.	Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance January 1, 2013	105,350	(13,525)	91,825
Depreciation	—	(4,520)	(4,520)
Transfer from advances for vessel acquisition (Note 5)	38,155	—	38,155
Balance December 31, 2013	143,505	(18,045)	125,460
Additions to vessel cost	233	—	233
Depreciation	—	(5,446)	(5,446)
Vessel impairment charge	(16,530)	—	(16,530)
Balance December 31, 2014	127,208	(23,491)	103,717
Depreciation	—	(5,710)	(5,710)
Transfer from advances for vessel acquisition (Note 5)	32,494	—	32,494
Balance December 31, 2015	159,702	(29,201)	130,501

Seventhone took delivery of the Pyxis Theta on September 16, 2013. As a result, $36,920 of advances paid to the shipyard together with $1,235 of capitalized costs (out of which $22,141 and $444, respectively, were incurred during the year ended December 31, 2013), were transferred from Advances for vessel acquisition to Vessels, net.

Eighthone took delivery of the Pyxis Epsilon on January 14, 2015. As a result, $31,623 of advances paid to the shipyard together with $871 of capitalized costs (out of which $18,743 and $23, respectively, were incurred during the year ended December 31, 2015), were transferred from Advances for vessel acquisition to Vessels, net.

As of December 31, 2014, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. This review indicated that such carrying amount was not fully recoverable for the Company’s vessel Pyxis Malou. Consequently the carrying value of this vessel was written down resulting in total impairment charge of $16,930, of which $16,530 was charged against Vessels, net, based on level 3 inputs of the fair value hierarchy, as determined by management taking into consideration valuations from independent marine brokers.

All of the Company’s vessels have been pledged as collateral to secure the bank loans discussed in Note 8.